CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, shares par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		20,000,000	20,000,000
Preferred stock, shares issued		4,250,579	4,250,579
Preferred stock, shares outstanding		4,250,579	4,250,579
Common stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	1,459,256,460	1,411,799,497	1,211,495,162
Common stock, shares outstanding	1,459,256,460	1,411,799,497	1,211,495,162